Financial income / (expense), net - Summary of Components of Financial Income Expense Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Income (Expense), Net [Abstract]
Foreign exchange gains / (losses)	$ 11,131	$ (6,982)	$ (10,511)
Gains / (losses) on derivative financial instruments	10,648	3,648	45
Interest income	3,857	7,944	7,415
Interest expense	(5,471)	(5,767)	(4,370)
Factoring expense	(2,194)	(15,379)	(12,368)
Bank expenses	(1,371)	(481)	(434)
Others	(3,690)	(198)	1,056
Total financial income / (expense), net	$ 12,910	$ (17,215)	$ (19,167)